Interest expense, net	12 Months Ended
Mar. 31, 2020
Banking And Thrift Interest [Abstract]
Interest expense, net

14. Interest expense, net

Interest expense, net consists of the following:

	Year ended March 31,
	2018	2019	2020	2020
	(INR)	(INR)	(INR)	(US$)
	(In million)
Interest expense:
Term loans	5,094	5,469	7,655	101.5
Bank charges and other (1)	750	485	871	11.6
	5,844	5,954	8,526	113.1
Interest income:
Term and fixed deposits	509	932	564	7.5
Investments in held-to-maturity securities	0	0	0	0.0
	509	932	564	7.5
Total	5,335	5,022	7,962	105.6

(1)

Bank charges and other includes amortization of debt financing costs of INR 748 million, INR 267 million and INR 709 million (US$ 9.4 million) for the years ended March 31, 2018, 2019 and 2020, respectively, and includes debt financing costs written off related to the debt refinancing amounting to INR 522 million, INR Nil and INR 271 million (US$ 3.6 million), respectively.